CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical)	Mar. 31, 2021	Feb. 08, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
12% Warrants
Interest rate (as a percent)			12.00%			12.00%
10% Warrants
Interest rate (as a percent)	10.00%	10.00%	10.00%			10.00%
15% Warrants
Interest rate (as a percent)			15.00%	15.00%	15.00%	15.00%